Offerings - Offering: 1	Sep. 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share of Sysco Corporation
Amount Registered | shares	14,197,530
Proposed Maximum Offering Price per Unit	81.00
Maximum Aggregate Offering Price	$ 1,149,999,930.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 158,814.99
Offering Note	Note 1(a): The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act and relates to the Registrant's Registration Statement on Form S-3ASR (File No. 333-298926) (the "Registration Statement") Note 1(b): In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant initially deferred payment of all of the registration fee for securities registered pursuant to the Registration Statement.